T. ROWE PRICE MID-CAP GROWTH FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 94.8%
COMMUNICATION SERVICES 2.2%
Entertainment 0.6%
Spotify Technology (1)	1,249,100	151,691
		151,691
Interactive Media & Services 1.6%
IAC/InterActiveCorp (1)	2,298,300	411,924
		411,924
Total Communication Services		563,615
CONSUMER DISCRETIONARY 12.7%
Auto Components 0.9%
Aptiv	3,497,500	172,217
Visteon (1)(2)	1,399,000	67,124
		239,341
Diversified Consumer Services 0.7%
ServiceMaster Global Holdings (1)	6,500,000	175,500
		175,500
Hotels, Restaurants & Leisure 4.1%
Chipotle Mexican Grill (1)	190,000	124,336
Darden Restaurants	1,118,996	60,941
Dunkin' Brands Group	2,750,000	146,025
Hilton Worldwide Holdings	3,000,000	204,720
Marriott International, Class A	1,425,000	106,604
MGM Resorts International	14,989,200	176,873
Norwegian Cruise Line Holdings (1)	3,500,000	38,360
Vail Resorts	1,285,000	189,807
		1,047,666
Internet & Direct Marketing Retail 0.1%
Chewy, Class A (1)	425,000	15,933
		15,933
Multiline Retail 2.7%
Dollar General	3,197,700	482,885

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Dollar Tree (1)	2,900,000	213,063
		695,948
Specialty Retail 3.3%
Burlington Stores (1)	2,050,000	324,843
CarMax (1)	1,249,100	67,239
Five Below (1)	599,600	42,200
O'Reilly Automotive (1)	699,500	210,584
Tiffany	994,300	128,762
Ulta Beauty (1)	449,700	79,012
		852,640
Textiles, Apparel & Luxury Goods 0.9%
Levi Strauss, Class A	2,248,400	27,948
Lululemon Athletica (1)	100,000	18,955
Tapestry	5,995,700	77,644
VF	1,998,600	108,084
		232,631
Total Consumer Discretionary		3,259,659
CONSUMER STAPLES 2.3%
Food & Staples Retailing 1.5%
Casey's General Stores (2)	2,197,994	291,212
Sprouts Farmers Market (1)	5,750,000	106,893
		398,105
Food Products 0.8%
Conagra Brands	1,400,000	41,076
TreeHouse Foods (1)(2)	3,497,500	154,414
		195,490
Total Consumer Staples		593,595
ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
Concho Resources	4,996,400	214,095
Continental Resources	3,497,500	26,721
Pioneer Natural Resources	1,399,000	98,140
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $4,038 (1)(3)(4)	1,337	5,145
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $33,184 (1)(3)(4)	9,021	34,713
Total Energy		378,814
FINANCIALS 7.4%
Banks 0.6%
Fifth Third Bancorp	4,000,000	59,400
Webster Financial	4,000,000	91,600
		151,000
Capital Markets 2.9%
Cboe Global Markets	2,275,000	203,044
E*TRADE Financial	799,400	27,436
KKR, Class A	6,994,900	164,170
MarketAxess Holdings	374,700	124,614
Raymond James Financial	1,000,000	63,200
Tradeweb Markets, Class A (2)	3,500,000	147,140
		729,604
Consumer Finance 0.2%
SLM	7,494,600	53,886
		53,886
Insurance 3.7%
Assurant	1,998,600	208,034
Axis Capital Holdings	3,497,500	135,179
Fidelity National Financial	4,147,000	103,177
Progressive	1,200,000	88,608
Willis Towers Watson	2,498,200	424,319
		959,317
Total Financials		1,893,807
HEALTH CARE 22.8%
Biotechnology 4.0%
ACADIA Pharmaceuticals (1)	999,300	42,220
Alkermes (1)	7,494,600	108,072
Alnylam Pharmaceuticals (1)	1,274,100	138,686
Amarin, ADR (1)	2,498,200	9,993
Argenx, ADR (1)	599,600	78,985
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Ascendis Pharma, ADR (1)	429,700	48,389
Incyte (1)	2,498,200	182,943
Ionis Pharmaceuticals (1)	850,000	40,188
Neurocrine Biosciences (1)	1,498,900	129,730
Seattle Genetics (1)	2,098,500	242,125
		1,021,331
Health Care Equipment & Supplies 9.3%
Alcon (1)	3,247,700	165,048
Cooper	1,998,600	550,954
Exact Sciences (1)	1,998,600	115,919
Hologic (1)(2)	13,490,200	473,506
ICU Medical (1)	799,400	161,295
IDEXX Laboratories (1)	349,700	84,711
Teleflex (2)	2,338,300	684,795
West Pharmaceutical Services	999,300	152,143
		2,388,371
Health Care Providers & Services 0.4%
Acadia Healthcare (1)(2)	5,196,200	95,350
		95,350
Health Care Technology 1.0%
Veeva Systems, Class A (1)	1,598,800	250,005
		250,005
Life Sciences Tools & Services 4.7%
Agilent Technologies	6,495,300	465,194
Avantor (1)	11,491,700	143,531
Bruker (2)	9,393,200	336,840
PPD (1)	1,349,000	24,026
PRA Health Sciences (1)	2,997,800	248,937
		1,218,528
Pharmaceuticals 3.4%
Catalent (1)(2)	7,994,200	415,298
Elanco Animal Health (1)	9,743,000	218,146

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Perrigo	4,996,400	240,277
		873,721
Total Health Care		5,847,306
INDUSTRIALS & BUSINESS SERVICES 18.1%
Aerospace & Defense 2.8%
BWX Technologies	3,197,700	155,760
L3Harris Technologies	1,467,047	264,245
Textron	11,241,900	299,821
		719,826
Airlines 0.4%
Alaska Air Group	1,498,900	42,674
United Airlines Holdings (1)	2,198,400	69,359
		112,033
Building Products 0.3%
Allegion	699,500	64,368
		64,368
Commercial Services & Supplies 0.5%
Waste Connections	1,498,900	116,165
		116,165
Electrical Equipment 1.0%
Sensata Technologies Holding (1)(2)	8,493,900	245,729
		245,729
Industrial Conglomerates 1.2%
Roper Technologies	999,300	311,592
		311,592
Machinery 4.7%
Colfax (1)(2)	8,244,000	163,231
Fortive	4,496,700	248,173
IDEX	2,525,000	348,728
Ingersoll Rand (1)	13,000,000	322,400
Xylem	2,000,000	130,260
		1,212,792

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Professional Services 6.1%
Clarivate Analytics (1)	9,892,900	205,278
CoreLogic (2)	5,901,086	180,219
CoStar Group (1)	399,700	234,708
Equifax	1,750,000	209,037
IHS Markit	2,723,000	163,380
TransUnion	4,246,900	281,060
Verisk Analytics	2,173,400	302,928
		1,576,610
Road & Rail 1.1%
JB Hunt Transport Services	3,200,000	295,136
		295,136
Total Industrials & Business Services		4,654,251
INFORMATION TECHNOLOGY 19.7%

Electronic Equipment, Instruments & Components 3.5%
Cognex	1,249,100	52,737
Corning	11,400,000	234,156
FLIR Systems	2,298,300	73,293
Keysight Technologies (1)	4,246,900	355,380
National Instruments	5,325,000	176,151
		891,717
IT Services 5.2%
Black Knight (1)	2,748,000	159,549
Fidelity National Information Services	249,660	30,369
Fiserv (1)	3,495,500	332,038
FleetCor Technologies (1)	1,299,100	242,334
Gartner (1)	999,300	99,500
Global Payments	2,671,200	385,267
WEX (1)	824,400	86,191
		1,335,248
Semiconductors & Semiconductor Equipment 5.9%
Entegris	3,097,800	138,689
Marvell Technology Group	13,740,100	310,938
Maxim Integrated Products	3,997,100	194,299
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Microchip Technology	5,575,000	377,985
Skyworks Solutions	2,498,200	223,289
Xilinx	3,347,600	260,912
		1,506,112
Software 5.1%
Atlassian, Class A (1)	1,698,800	233,177
Ceridian HCM Holding (1)	3,997,100	200,135
DocuSign (1)	3,514,585	324,748
Slack Technologies, Class A (1)	2,500,000	67,100
Splunk (1)	1,748,700	220,738
SS&C Technologies Holdings	1,748,700	76,628
Workday, Class A (1)	1,498,900	195,187
		1,317,713
Total Information Technology		5,050,790
MATERIALS 6.4%
Chemicals 1.4%
Air Products & Chemicals	749,500	149,608
RPM International	3,497,500	208,101
		357,709
Construction Materials 0.3%
Martin Marietta Materials	399,700	75,635
		75,635
Containers & Packaging 4.2%
Avery Dennison	1,998,600	203,598
Ball	9,493,100	613,824
Packaging Corp. of America	499,600	43,380
Reynolds Consumer Products	2,847,900	83,073
Sealed Air	5,496,000	135,806
		1,079,681
Metals & Mining 0.5%
Kirkland Lake Gold	4,675,000	138,380
		138,380
Total Materials		1,651,405

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

		Shares	$ Value
	(Cost and value in $000s)
	REAL ESTATE 0.0%
	Real Estate Management & Development 0.0%
	WeWork, Class A, Acquisition Date: 5/26/15, Cost $3,315
	(1)(3)(4)	233,899	842
	Total Real Estate		842
	UTILITIES 1.7%
	Electric Utilities 0.3%
	Eversource Energy	1,082,803	84,686
			84,686
	Gas Utilities 0.4%
	Atmos Energy	1,099,200	109,073
			109,073
Multi	-Utilities 1.0%
	Sempra Energy	2,248,400	254,047
			254,047
	Total Utilities		447,806
	Total Common Stocks (Cost $20,727,969)		24,341,890

	CONVERTIBLE PREFERRED STOCKS 0.4%
	CONSUMER DISCRETIONARY 0.4%
	Automobiles 0.2%
	Rivian Automotive, Series D, Acquisition Date: 12/23/19,
	Cost $60,831(1)(3)(4)	5,661,867	60,831
			60,831
	Internet & Direct Marketing Retail 0.2%
	Roofoods, Series F, Acquisition Date: 9/12/17, Cost $42,389
	(1)(3)(4)	119,888	34,480
	Roofoods, Series G, Acquisition Date: 5/16/19, Cost $1,380
	(1)(3)(4)	3,301	1,021
			35,501
	Total Consumer Discretionary		96,332

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

			Shares	$ Value
		(Cost and value in $000s)

		REAL ESTATE 0.0%

		Real Estate Management & Development 0.0%

		WeWork, Series D-1, Acquisition Date: 12/9/14, Cost $21,046
		(1)(3)(4)	1,263,943	4,550
		WeWork, Series D-2, Acquisition Date: 12/9/14, Cost $16,536
		(1)(3)(4)	993,098	3,575

	Total Real Estate			8,125
		Total Convertible Preferred Stocks (Cost $142,182)		104,457

SHORT		-TERM INVESTMENTS 4.8%

		Money Market Funds 4.8%

		T. Rowe Price Treasury Reserve Fund, 0.93% (2)(5)	1,227,438,535	1,227,439

		Total Short-Term Investments (Cost $1,227,439)		1,227,439

		Total Investments in Securities 100.0%
		(Cost $22,097,590)		$25,673,786

		Other Assets Less Liabilities 0.0%		4,563

	Net Assets 100.0%			$25,678,349

	‡		Shares are denominated in U. S. dollars unless otherwise noted.
		(1) Non-income producing
		(2) Affiliated Companies
		(3)	Security cannot be offered for public resale without first being registered
			under the Securities Act of 1933 and related rules ("restricted security").
			Acquisition date represents the day on which an enforceable right to acquire
			such security is obtained and is presented along with related cost in the
			security description. The fund has registration rights for certain restricted
			securities. Any costs related to such registration are borne by the issuer. The
			aggregate value of restricted securities (excluding 144A holdings) at period-
		end amounts to $145,157 and represents 0.6% of net assets.
		(4) Level 3 in fair value hierarchy.
		(5) Seven-day yield
	ADR	American Depositary Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Acadia Healthcare	$10	$(77,338)	$—
Bruker	1,062	(143,123)	376
Casey's General Stores	430	(56,226)	616
Catalent	918	(35,794)	—
Colfax	286	(137,071)	—
CoreLogic	(1,569)	(76,526)	1,353
Hologic	664	(231,677)	—
Sensata Technologies Holding	397	(212,392)	—
Teleflex	2,239	(197,833)	796
Tradeweb Markets, Class A	204	(16,207)	276
TreeHouse Foods	18	(15,262)	—
Visteon	127	(54,182)	—
T. Rowe Price Treasury Reserve
Fund	—	—	5,710
Affiliates not held at period end	(2,156)	(131,085)	200
Totals	$2,630#	$(1,384,716)	$9,327+

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MID-CAP GROWTH FUND

AFFILIATED COMPANIES (CONTINUED)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
Acadia Healthcare	$172,744	$480	$536	$95,350
Bruker	479,118	1,239	394	336,840
Casey's General Stores	306,056	42,060	678	291,212
Catalent	450,400	1,267	575	415,298
Colfax	300,135	856	689	163,231
CoreLogic	268,817	781	12,853	180,219
Gardner Denver Holdings	449,330	1,260	336,569	—
Hologic	704,835	1,968	1,620	473,506
Levi Strauss, Class A	48,225	124	5,382	*
Sensata Technologies
Holding	457,895	1,236	1,010	245,729
Sprouts Farmers Market	116,100	307	7,469	*
Teleflex	880,870	2,461	703	684,795
Tradeweb Markets, Class A	*	29,234	302	147,140
TreeHouse Foods	169,750	462	536	154,414
Visteon	121,226	336	256	67,124
T. Rowe Price Treasury
Reserve Fund	1,530,427	¤	¤	1,227,439
				$4,482,297^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $9,327 of dividend income and $0 of interest income.
* On the date indicated, issuer was held but not considered an affiliated company.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,147,264.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE MID-CAP GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$24,301,190	$—	$40,700	$24,341,890
Convertible Preferred Stocks	—	—	104,457	104,457
Short-Term Investments	1,227,439	—	—	1,227,439
Total	$25,528,629	$—	$145,157	$25,673,786

T. ROWE PRICE MID-CAP GROWTH FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(52,582,000) for the period ended March 31, 2020.

($000 s)	Beginning	Gain (Loss)	Ending
	Balance	During	Balance
	1/1/20	Period	3/31/20
Investment in Securities
Common Stocks	$57,155	$(16,455)	$40,700
Convertible Preferred Stocks	140,584	(36,127)	104,457
Total	$197,739	$(52,582)	$145,157